Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of revenues:
Online advertising	$ 6,535	$ 3,892	$ 3,154
Other Cost of Operating Revenue	20,046	13,783	0
Product development	73,755	52,238	39,893
Sales and marketing	60,639	49,893	39,211
General and administrative	33,514	29,684	19,558
Related Party [Member]
Cost of revenues:
Online advertising	50	37	22
Other Cost of Operating Revenue	1,552	763	0
Product development	0	0	906
Sales and marketing	14,026	6,002	7,459
General and administrative	$ 27	$ 1,483	$ 1,486